Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net sales	$ 1,189	$ 905	$ 2,556	$ 1,288	$ 3,928	$ 3,015
Cost of goods sold	2,453	760	4,306	1,257	3,939	2,586
Gross profit (loss)	(1,264)	145	(1,750)	31	(11)	429
Operating expenses:
Research and development	6,441	3,740	19,265	8,097	17,011	15,373
Sales and marketing	4,092	2,223	11,288	3,968	8,286	6,486
General and administrative	6,219	6,699	48,011	9,192	15,653	9,472
Operating expenses	16,752	12,662	78,564	21,257	40,950	31,331
Loss from operations	(18,016)	(12,517)	(80,314)	(21,226)	(40,961)	(30,902)
Other income (expense):
Interest expense, net	(10)	(5,277)	(40,054)	(8,961)	(21,484)	(6,346)
Other income (expense), net	(7,645)	(2,667)	(9,982)	(4,984)	(1,073)	1,420
Loss before income taxes	(25,671)	(20,461)	(130,350)	(35,171)	(63,518)	(35,828)
Income tax provision	(3)	(6)	(6)	(10)	(26)	(7)
Net loss	$ (25,674)	$ (20,467)	$ (130,356)	$ (35,181)	$ (63,544)	$ (35,835)
Net loss attributable per share to common stockholders - basic	$ (0.22)	$ (0.3)	$ (1.27)	$ (0.54)	$ (0.98)	$ (0.63)
Net loss attributable per share to common stockholders - diluted	$ (0.22)	$ (0.3)	$ (1.27)	$ (0.54)	$ (0.98)	$ (0.63)
Weighted-average shares used to compute net loss attributable per share to common stockholders - basic	117,864,896	67,111,977	102,868,390	65,096,986	64,938,930	57,247,816
Weighted-average shares used to compute net loss attributable per share to common stockholders - diluted	117,864,896	67,111,977	102,868,390	65,096,986	64,938,930	57,247,816